Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Jan-07
Determination Date:
12-Jan-07
Record Date:
17-Jan-07
Last Payment Date:
18-Dec-06
Payment Date:
18-Jan-07
(i/ii)
Original
Beginning
Prior Interest
Interest
Ending
Note
Note
Principal
Interest
Shortfall
Shortfall
Total
Note
Ending
Class
Cusip
Face Value
Balance
Distribution
Distribution
Amount
Amount
Distribution
Balance
Note Factor
A-1 059484AA3 $596,000,000.00 $454,106,677.61 $63,383,263.19 $2,091,633.65 $0.00 $0.00 $65,474,896.84 $390,723,414.42 0.65557620
A-2 059484AB1 $484,000,000.00 $484,000,000.00 $0.00 $2,137,666.67 $0.00 $0.00 $2,137,666.67 $484,000,000.00 1.00000000
A-3 059484AC9 $354,000,000.00 $354,000,000.00 $0.00 $1,528,100.00 $0.00 $0.00 $1,528,100.00 $354,000,000.00 1.00000000
A-4 059484AD7 $124,800,000.00 $124,800,000.00 $0.00 $537,680.00 $0.00 $0.00 $537,680.00 $124,800,000.00 1.00000000
B 059484AE5 $32,600,000.00 $32,600,000.00 $0.00 $145,070.00 $0.00 $0.00 $145,070.00 $32,600,000.00 1.00000000
C 059484AF2 $24,500,000.00 $24,500,000.00 $0.00 $112,495.83 $0.00 $0.00 $112,495.83 $24,500,000.00 1.00000000
R N/A $0.00 $0.00 $0.00 $1,799,553.19 $0.00 $0.00 $1,799,553.19 $0.00 0.00000000
Total $1,615,900,000.00 $1,474,006,677.61 $63,383,263.19 $8,352,199.34 $0.00 $0.00 $71,735,462.53 $1,410,623,414.42
AMOUNTS PER $1,000 UNIT
INTEREST RATES
(i/vii)
Beginning
Interest
Ending
Note
Principal
Interest
Carry-forward
Total
Note
Class
Balance
Distribution
Distribution
Amount
Distribution
Balance
Class
Interest Rate
A-1 $761.92395572 $106.34775703 $3.50945243 $0.00000000 $109.85720946 $655.57619869 A-1 5.34895%
A-2 $1,000.00000000 $0.00000000 $4.41666667 $0.00000000 $4.41666667 $1,000.00000000 A-2 5.30000%
A-3 $1,000.00000000 $0.00000000 $4.31666667 $0.00000000 $4.31666667 $1,000.00000000 A-3 5.18000%
A-4 $1,000.00000000 $0.00000000 $4.30833333 $0.00000000 $4.30833333 $1,000.00000000 A-4 5.17000%
B $1,000.00000000 $0.00000000 $4.45000000 $0.00000000 $4.45000000 $1,000.00000000 B 5.34000%
C $1,000.00000000 $0.00000000 $4.59166653 $0.00000000 $4.59166653 $1,000.00000000 C 5.51000%
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006

Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Jan-07
Determination Date:
12-Jan-07
Record Date:
17-Jan-07
Last Payment Date:
18-Dec-06
Payment Date:
18-Jan-07
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006
(iii) Beginning YSOC Amount 60,918,188.71
Ending YSOC Amount 56,755,601.58
Targeted Overcollateralization Amount 19,304,020.37
(iv) First Allocation of Principal 6,283,263.19
Second Allocation of Principal 32,600,000.00
Regular Allocation of Principal 24,500,000.00
(v/xi) Original Pool Balance 1,702,518,528.01
Beginning Pool Balance for Period 1,555,096,270.42
Beginning Adjusted Pool Balance 1,494,178,081.71
Ending Pool Balance for Period 1,486,683,036.37
Ending Adjusted Pool Balance 1,429,927,434.79
Ending Pool Factor 0.8732258
Ending Pool Balance per $1000 of the Initial Note Balance 920.03405927
(vi) Paid Servicing Fee (1.01%) 1,308,872.70
to Master Servicer (0.01%) 12,959.14
to Servicer (1.00%) 1,295,913.56
Unpaid Servicing Fee 0.00
Change in Unpaid Servicing Fee from prior payment date 0.00
(viii)
Amounts Paid for Repurchased Receivables by the Master Servicer,
the Seller, Bank of America, GMAC and CARI
224,827.52
(ix) Delinquent Receivables Number of loans Balance
31-60 2,289 29,272,416.06
61-90 246 3,368,028.57
>90 10 178,611.51
Total Delinquent Recievables 2,545 32,819,056.14
Aggregate Defaulted Receivables for collection period 47 815,360.18
Aggregate Liquidation Proceeds for collection period 47 505,461.49

Contact:
Melissa A. Rosal
Vice President
312-325-8904
melissa.rosal@usbank.com
Distribution Date:
18-Jan-07
Determination Date:
12-Jan-07
Record Date:
17-Jan-07
Last Payment Date:
18-Dec-06
Payment Date:
18-Jan-07
Banc of America Securities Auto Trust 2006-G1
Statement to Noteholders and Residual Interest Holders
Section 7.4 of the Indenture, dated November 14, 2006
(x) Aggregate Net Loss for collection period 309,898.69
Cumulative Net Loss at period end 573,100.26
(xii)
Beginning of Period
Weighted average interest rate
(1)
4.22%
Weighted average months to maturity 37.75
End of Period
Weighted average interest rate
(1)
4.25%
Weighted average months to maturity 37.09
(xiii) Number of Days in Collection Period 30
Number of Days in Interest Period (A-1) 31
Number of Days in Interest Period (A-2 through B) 30
(xiv) Total Collections plus Repurchase Amounts 72,599,978.54
Investment Earnings on Collections 444,356.69
Total Available Collections 73,044,335.23
(xv)
Fees Expenses and Indemnities:
Indenture Trustee Fee and Expense
0.00
Owner Trustee Fee and Expense 0.00
Master Servicer Fee and Expense (net of servicing fees above) 0.00
(1) WA Interest Rate is weighted by contract principal balance and the number of remaining payments

RECONCILIATION REPORT
Distribution Date 18-Jan-07
DEAL NAME: Banc of America Securities Auto Trust 2006-G1
I. CASH RECONCILIATION
A. Computed Information
Total
Total Collections - per Servicer Report 73,044,335.23
B. Cash Receipts from Servicer, net of servicer fees 73,044,335.23
Difference between A and B 0.00
II. DISTRIBUTION SUMMARY AND RECONCILIATION
A. Amounts Distributed (PSA Section 4.02):
Servicer Fee 1,295,913.56
Master Servicing Fee 12,959.14
Indenture Trustee Fee 0.00
Owner Trustee Fee 0.00
Total Noteholder and Residual Interestholder Payments 71,735,462.53
Total Amount Distributed: 73,044,335.23
B. Amounts Available:
Cash Receipts from Servicer, net of service fees 73,044,335.23
73,044,335.23
Difference between A and B 0.00